Derivative liabilities	12 Months Ended
Aug. 31, 2025
Derivative liabilities
Derivative liabilities

20. Derivative liabilities

Warrants issued to common shareholders

On January 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 412 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,683.50.

On February 17, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 353 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,683.50.

On April 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 283 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,683.50.

On June 16, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 367 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,467.50.

On August 2, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 368 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,467.50.

On September 20, 2023, as part of a share subscription (note 23), the Company issued warrants with the option to purchase 277 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of $5,467.50.

On December 13, 2023, the Company agreed to reduce the exercise price of 2,060 of its previously issued warrants to $1,417.50. For the fiscal year ended August 31, 2025, the Company recorded a loss of nil (2024 - $652,766) related to the re-pricing of these instruments in net finance income (note 25).

On January 14, 2025, as part of a share subscription (note 23), the Company issued warrants with the option to purchase 235,320 Voting Common Shares of the Company for a period of five and a half years from the grant date at an exercise price of $15.00.

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	5,683.50	5,683.50	100	3.4	3
February 17, 2023	5,683.50	6,061.50	100	4.0	3
April 19, 2023	5,683.50	5,595.75	75	3.9	3
June 16, 2023	5,467.50	5,616.00	75	4.1	3
August 2, 2023	5,467.50	5,184.00	75	4.8	3
September 20, 2023	5,467.50	4,428.00	75	4.8	3
January 14, 2025	15.00	14.00	99	4.4	5.5

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	1,417.50	412	0.39
February 17, 2023	1,417.50	353	0.47
April 19, 2023	1,417.50	283	0.63
June 16, 2023	1,417.50	367	0.79
August 2, 2023	1,417.50	368	0.92
September 20, 2023	1,417.50	277	1.05
January 14, 2025	15.00	235,320	4.88

As at August 31, 2025, the derivative liabilities related to the warrants issued to common shareholders amounted to $125,227 (2024 – $22,655). For the fiscal year ended August 31, 2025, the Company allocated transaction costs of $343,164 related to the warrants issued to common shareholders during the period, which were recorded in net finance expense (income) (2024 - $109,898) (note 25).

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the fiscal years ended August 31, 2025 and 2024:

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	22,655	4,106,998
Additions	2,215,564	570,336
Effect on fair value of repricing of warrants	—	652,745
Change in estimate of fair value	(2,181,781)	(5,286,706)
Currency translation	68,789	(20,718)
Closing balance	125,227	22,655

For the fiscal year ended August 31, 2025, the Company recorded a gain of $2,181,781 related to the valuation of these instruments in net finance expense (income) (2024 - $5,286,706) (note 25).

Series A Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series A Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of $1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of $1,417.50 per share, exercise price subject to adjustment. The Series A Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series A Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series A Convertible Preferred Shares had a floor of $405.00. The holder also received 1 warrant to purchase Voting Common Shares per $1,000 stated value of the Series A Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of $1,417.50 per share. In addition, the holder received an option to purchase one additional Series A Convertible Preferred Share and 1 warrant to purchase Voting Common Shares per each Series A Convertible Preferred Share held for a period of 6 months from the issuance date at the stated value of $1,000.

On December 21, 2023, the Company issued 3,000 Series A Convertible Preferred Shares and 2,124 warrants to purchase Voting Common Shares for a total cash consideration of $3,000,000. For the fiscal year ended August 31, 2025, the Company incurred transaction costs of nil related to this issuance, which were recorded in net finance expense (income) (2024 -$452,398) (note 25).

During the fiscal year ended August 31, 2024, 650 Series A Convertible Preferred Shares were converted into 1,165 Voting Common Shares at a value of $199,069 (note 22).

On August 16, 2024, 2,124 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 4,186 Voting Common Shares and 48 Pre-Funded Warrants (note 22). As a result of this transaction, the Company recorded a loss of $1,261,296 in net finance income with a corresponding increase in Capital Stock in the fiscal year ended August 31, 2024.

During the fiscal year ended August 31, 2025, 400 Series A Convertible Preferred Shares were converted into 988 Voting Common Shares at a value of $100,610 (note 22).

On December 21, 2024, the Company forced the conversion of 1,950 Series A Convertible Preferred Shares into 4,821 Common Shares at a value of $71,784 (note 22).

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and option to purchase additional Series A Convertible Preferred Shares and related warrants during the fiscal years ended August 31, 2025 and 2024:

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	514,589	—
Fair value at issuance	—	8,998,800
Deferred loss at issuance	—	(5,998,800)
Revaluation at the end of the period	(901,504)	(7,599,463)
Amortization of the deferred loss during the period	—	5,385,601
Accelerated amortization of the deferred loss during the period	576,209	—
Voluntary conversions to Voting Common Shares during the period	(100,610)	(199,069)
Forced conversions to Voting Common Shares during the period	(71,784)	—
Currency translation	(16,900)	(72,480)
Closing balance	—	514,589

For the fiscal year ended August 31, 2025, the Company recorded a gain of $325,295 related to the valuation of these instruments in net finance expense (income) (2024 - $2,213,862) (note 25).

Series B Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series B Convertible Preferred Shares. This class of shares ranked senior to the Voting Common Shares but retained no voting rights. They had a stated value of $1,000 per share and were convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of $1,417.50 per share, exercise price subject to adjustment. The Series B Convertible Preferred Shares were convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibited any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series B Convertible Preferred Shares automatically converted into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. The conversion price for the Series B Convertible Preferred Shares had a floor of $405.00. The holder also received 1 warrant to purchase Voting Common Shares per $1,000 stated value of the Series B Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of $1,417.50 per share.

On January 17, 2024, the Company issued 3,000 Series B Convertible Preferred Shares and 2,117 warrants to purchase Voting Common Shares for a total cash consideration of $3,000,000. For the fiscal year ended August 31, 2025, the Company incurred transaction costs of nil related to this issuance, which were recorded in net finance expense (income) (2024 - $676,621) (note 25).

On January 17, 2025, the Company forced the conversion of 3,000 Series B Convertible Preferred Shares into 7,408 Common Shares at a value of $136,298 (note 22).

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the fiscal years ended August 31, 2025 and 2024:

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
Opening balance	1,078,936	—
Fair value at issuance	—	4,651,800
Deferred loss at issuance	—	(1,651,800)
Revaluation at the end of the period	(1,482,319)	(3,413,449)
Amortization of the deferred loss during the period	—	1,231,325
Accelerated amortization of the deferred loss during the period	580,881	276,881
Forced conversions to Voting Common Shares during the period	(136,298)	—
Currency translation	(40,527)	(15,821)
Closing balance	673	1,078,936

For the fiscal year ended August 31, 2025, the Company recorded a gain of $1,482,319 related to the valuation of these instruments in net finance expense (income) (2024 - $2,182,124) (note 25).

With respect to the deferred loss at issuance, the portion of this balance that was applicable to the warrants issued to the Series B Convertible Preferred shareholders was written off completely at August 31, 2025 and 2024 because the amount of the deferred loss balance at each year-end exceeded the fair value attributable to these instruments at that date. As such, the Company recorded an accelerated loss of $580,881 on these warrants at August 31, 2025 (2024 - $276,881).

Purchase consideration – NVG acquisition

As part of the NVG acquisition (note 6), the Company entered into several financing instruments containing embedded conversion features. In accordance with IFRS 9, each convertible note was assessed to determine whether the conversion option was closely related to the debt host. As the conversion features were not considered closely related, each note was bifurcated into (i) a long-term debt host measured at amortized cost and (ii) an embedded derivative measured at FVTPL. In addition, the contingent share consideration was evaluated and classified as equity.

The Company recognized derivative liabilities in connection with the following instruments issued or expected to be issued to Roger Moore, a related party (note 21):

●	Initial Convertible Note – Issued on June 20, 2025 with a face amount of $4.0 million and convertible into Voting Common Shares at a fixed exercise price of $8.624.
●	Subsequent Convertible Note – Expected to be issued for $2.0 million, subject to the resolution of certain legal claims. A probability-weighted approach was applied in measuring the related components. It will be convertible into Voting Common Shares at a fixed exercise price of $8.624.
●	Real Estate Note – Expected to be issued for $2.0 million contingent on completion of specific real estate transactions. It will be convertible into Voting Common Shares at a fixed exercise price of $8.624.
●	Share Consideration – Up to 255,012 Voting Common Shares contingently issuable upon completion of real estate transactions.

At June 20, 2025, the embedded conversion options within the three notes were valued using a Black-Scholes option pricing model, taking into account expected volatility, risk-free rates, remaining terms, and the fixed conversion price. The corresponding debt hosts were measured using credit-adjusted market discount rates. The contingent Share Consideration was measured at the Company’s closing share price on June 20, 2025 of $7.84, adjusted for a discount for lack of marketability of 25%. As the Share Consideration meets the definition of an equity-settled instrument, it was recorded in Contributed Surplus.

Given the variability associated with the various components of these instruments, they were recorded as debt hosts and derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates.

The allocation between debt hosts and embedded derivatives at June 20, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,282,369	2,319,565
Subsequent Convertible Note	695,572	540,026
Real Estate Note	1,376,954	1,168,059
	5,354,895	4,027,650

The allocation between debt hosts and embedded derivatives at August 31, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,111,810	205,065
Subsequent Convertible Note	653,262	56,261
Real Estate Note	1,283,434	123,012
	5,048,506	384,338

The table below summarizes the movement in the derivative liabilities related to the purchase consideration instruments during the fiscal years ended August 31, 2025 and 2024:

	As at	As at
	August 31, 2025	August 31, 2024
	$	$
Opening balance	—	—
Fair value at issuance	4,027,650	—
Revaluation at the end of the period	(3,643,312)	—
Closing balance	384,338	—

For the fiscal year ended August 31, 2025, the Company recorded a gain of $52,305 related to the valuation of the debt hosts and a gain of $3,643,312 related to the valuation of the derivative liabilities in net finance expense (income) (2024 - nil) (note 25).